Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	$ 971	$ 1,430
Gross increases – tax positions in prior period	85	0
Gross decreases – tax positions in prior period	0	459
Gross increases – current period tax positions	0	0
Gross decreases – current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	1,056	971
Southwest Gas Corporation
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of year	971	1,069
Gross increases – tax positions in prior period	85	0
Gross decreases – tax positions in prior period	0	98
Gross increases – current period tax positions	0	0
Gross decreases – current period tax positions	0	0
Settlements	0	0
Lapse in statute of limitations	0	0
Unrecognized tax benefits at end of year	$ 1,056	$ 971